Intangible assets - Narrative (Details) - ZAR (R)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	R 93,137,000	R 94,638,000
Amortization expense	R 64,877,000	R 63,926,000	R 44,734,000
Period over which management has projected cash flows	5 years
Cash-generating units | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Approved financial budget period over which management has projected cash flows	3 years
Cash-generating units | Top of range
Disclosure of detailed information about intangible assets [line items]
Approved financial budget period over which management has projected cash flows	5 years
Central Services Organization
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projections	17.90%	17.10%
Africa
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projections	17.80%	17.30%
Europe
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projections	9.00%	9.20%
Europe | Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Percent by which unit's recoverable amount exceeds its carrying amount	33.50%
Pre-tax discount rate applied to cash flow projections	10.70%
Amount by which unit's recoverable amount exceeds its carrying amount	R 0
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Amortization expense	45,700,000	R 44,100,000	30,100,000
Product development costs
Disclosure of detailed information about intangible assets [line items]
Staff costs capitalized to intangibles	52,200,000	46,400,000	54,600,000
Capital expenditures incurred but not yet paid	2,300,000	1,900,000
Net book amount of assets in progress	36,100,000	32,100,000	51,100,000
Product development costs | Central Services Organization
Disclosure of detailed information about intangible assets [line items]
Impairments to intangible assets	900,000	400,000	500,000
Product development costs | Africa
Disclosure of detailed information about intangible assets [line items]
Impairments to intangible assets		2,300,000	2,600,000
Computer software, technology, in-house software and other
Disclosure of detailed information about intangible assets [line items]
Staff costs capitalized to intangibles	0	0	1,600,000
Capital expenditures incurred but not yet paid	5,200,000	3,100,000
Net book amount of assets in progress	R 10,300,000	R 0	R 42,800,000